Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	29.50%	7.26%	12.29%	(21.63%)	(11.21%)	11.98%	21.59%	(18.12%)	40.35%	3.47%
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	40.07%	11.68%	19.82%	(13.45%)	13.94%	5.41%	17.37%	(16.26%)	24.98%	(1.13%)
Lazard US Systematic Small Cap Equity ETF | Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	5.78%	12.92%	19.80%	(16.33%)